Document and Entity Information	May. 12, 2016
Prospectus:
Document Type	497
Document Period End Date	May 12, 2016
Registrant Name	RBB FUND INC
Central Index Key	0000831114
Amendment Flag	false
Document Creation Date	May 12, 2016
Document Effective Date	May 12, 2016
Prospectus Date	Feb. 29, 2016
Boston Partners Emerging Markets Long/Short Fund | Institutional Class
Prospectus:
Trading Symbol	BELSX